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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ] Amendment Number: ____________

This Amendment: [ ] is a restatement
                [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name: Devon Energy Corporation
Address: 20 North Broadway
         Oklahoma City, OK 73102-8260

Form 13F File Number: 028-05117

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Janice A. Dobbs
Title: Corporate Secretary
Phone: (405) 552-7844

Signature, Place, and Date of Signing:



/s/ Janice A. Dobbs                     Oklahoma City, OK   August 2, 2006
-------------------------------------   City, State              Date
Janice A. Dobbs

Report Type:

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of other included Managers                      0
Form 13F Information Table Entry Total:                1
Form 13F Information Table Value [Total]:   $880,312,287
List of Other Included Managers:                NONE

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                           FORM 13F INFORMATION TABLE

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
                                                           COLUMN 5                                       COLUMN 8
                 COLUMN 2               COLUMN 4   -----------------------   COLUMN 6   COLUMN 7     VOTING AUTHORITY
   COLUMN 1      TITLE OF    COLUMN 3     VALUE       SHRS/     SH/   PUT/    INVSTMT    OTHER     --------------------
NAME OF ISSUER     CLASS      CUSIP     (X$1000)     PRN AMT    PRN   CALL   DISCRETN   MANAGERS   SOLE   SHARED   NONE
--------------   --------   ---------   --------   ----------   ---   ----   --------   --------   ----   ------   ----
Chevron           Common    166764100    880,312   14,184,858    SH            SOLE
   Corporation